THOMPSON & KNIGHT LLP
	ATTORNEYS AND COUNSELORS	AUSTIN DALLAS FORT WORTH HOUSTON NEW YORK

DIRECT DIAL: (713) 951-5800 EMAIL: Dallas.Parker@tklaw.com	THREE ALLEN CENTER 333 CLAY STREET • SUITE 3300 HOUSTON, TEXAS 77002-4499 (713) 654-8111 FAX (713) 654-1871 www.tklaw.com	ALGIERS LONDON MEXICO CITY MONTERREY PARIS RIO DE JANEIRO VITÓRIA

                    June 21, 2006

Mr. H. Roger Schwall

Assistant Director

United States Securities and Exchange Commission

Mail Stop 7010

100 F Street, NE

Washington, D.C. 20549-7010

RE:	GeoMet, Inc.

Amendment No. 3 to Registration Statement on Form S-1

Filed May 12, 2006

File No. 333-131716

Amendment No. 1 to Registration Statement on Form S-1

Filed May 12, 2006

File No. 333-134070

Dear Mr. Schwall:

Thank you for the comments included in your letter dated June 9, 2006. I am providing the enclosed responses on behalf of the Company. Each of your comments is reproduced below, with specific responses following each comment.

S-1/A

General

1.	Please update your financial statements. Refer to Rule 3-12 of Regulation S-X.

Response:

We have updated the financial statements included in the registration statements for the quarter ended March 31, 2006, as required by Rule 3-12 of Regulation S-X, in the Selected Historical Consolidated Financial and Operating Data and the Interim Period Consolidated Financial Statements.

Mr. H. Roger Schwall

June 21, 2006

2.	Please update your consents.

Response:

We have obtained updated consents from Deloitte & Touche LLP, an independent registered public accounting firm, DeGolyer and MacNaughton, independent petroleum engineers, and Thompson & Knight LLP, our legal counsel.

3.	Revise the initial public offering registration statement as necessary to comply with all applicable comments written with respect to the amended resale registration statement. This will eliminate the need for us to repeat similar comments.

Response:

We note your comment, and we have made corresponding changes throughout the initial public offering registration statement to address the comments received pursuant to your letter dated June 9, 2006, as well as all prior comments that we have received from you relating to the resale registration statement.

4.	We remind you of our prior comment 1 and note your indication that you have endeavored to make the changes specified. However, we were unable to locate the updated disclosure that was included in the primary offering registration statement regarding your intention to apply for quotation on the NASDAQ. Please ensure that you make consistent updates to both registration statements.

Response:

We have revised both registration statements to indicate that the Company has filed its application for initial listing on the Nasdaq National Market. Nasdaq has verbally indicated that the Company will meet the initial listing requirements of the Nasdaq National Market and will be quoted on the Nasdaq National Market upon the closing of its initial public offering, assuming that the Company meets the Nasdaq National Market’s 400 round-lot stockholder requirement.

5.	Please be advised that we are in the process of reviewing the confidential treatment request submitted on May 12, 2006. The processing of the confidential treatment request will be a precondition to the effectiveness of the registration statement. Counsel identified in the confidential treatment request will receive any communications from the staff under a separate cover letter during the course of our review.

Response:

Given that your review is a precondition to the effectiveness of the registration statements, we would appreciate your efforts to expedite that review. We are available to discuss any issues that you may have regarding such request.

Mr. H. Roger Schwall

June 21, 2006

Risk Factors, page 10

“Hedging transactions may….” Page 16

6.	Revise the risk factor to specify the total loss recognized with respect to derivative contracts. In this regard, we refer you to disclosure on page 32 which delineates the total loss amount at $19.5 million.

Response:

We have revised the Risk Factor entitled “Hedging transactions may limit our potential gains” to disclose that the Company recognized total losses on its outstanding hedges of approximately $19.5 million, consisting of a $7.5 million realized loss and a $12 million unrealized loss.

Risks Relating to Our Common Stock, page 17

7.	As noted on page 80, please include a risk factor that addresses the potential impact to the market price of your common stock following the initial public offering and the resales contemplated by the current registration statement.

Response:

We have added the following Risk Factor to address the potential impact to the market price of the Company’s common stock following the initial public offering and the resales contemplated by the resale registration statement:

The market price of our common stock could be adversely affected by sales of substantial amounts of our common stock in the public markets.

If our existing stockholders sell a large number of shares, or if we issue a large number of shares of our common stock in connection with future acquisitions, equity financings or otherwise, the market price of our common stock could decline significantly. Moreover, the perception in the public market that our stockholders might sell shares of common stock, including the 10,250,000 shares that are being offered herein, could depress the market price of our common stock. After the completion of our initial public offering, we will have 37,720,887 shares of common stock issued and outstanding, including approximately 18,000,000 shares of our common stock held by our executive officers and directors which are or will be eligible for sale under Rule 144, subject to any applicable lock-up agreements, and stock options that have been or will be exercised in connection with our public offering. All of the 8,200,000 shares of the common stock sold in our initial public offering will be freely tradable without restriction or further registration under the Securities Act by persons other than our “affiliates” (within the meaning of Rule 144 under the Securities Act) immediately upon completion of this offering. Additionally, we may file one or more registration statements with the Securities and Exchange Commission providing for the registration of up to approximately 4,400,000 shares of our common stock issued or reserved for issuance under our employee plans, all of which will be eligible for sale without further registration under the Securities Act.

Mr. H. Roger Schwall

June 21, 2006

Note 2 – Summary of Significant Accounting Policies, page F-8

Stock Compensation, page F-12

8.	We note from your response to prior comment nine that you changed the “wording in the footnote on page F-12 to replace “net asset value methodology” with “income approach” to be consistent with our response and to use a term that more accurately describes the method used.” As we are unable to locate this change, please revise your disclosure as intended or otherwise advise.

Response:

In the third paragraph under the sub-heading “Stock Compensation” of Note 2, we have indicated that the Company used the income method except when there was other, more conclusive evidence of fair value, such as a recent arms’-length event or transaction involving the acquisition or exchange of its common stock. The paragraph further indicates that the Company used the income method in lieu of other acceptable methods because the income method applies cash flow modeling and assumptions similar to those used in determining the Company’s proved gas reserves.

9.	Please remove your reference to PV-10 to avoid investor confusion.

Response:

We have removed the reference to PV-10.

10.	Please revise your disclosure on page F-13 to clearly state whether or not you believe your valuations represent fair value.

Response:

We have revised the disclosure on page F-13 (as well as on page 32) to clearly state that the Company believes that its methodology and valuations represent the estimated fair value of the Company’s common stock at the time of valuation.

Supplemental Financial and Operating Information on Gas Exploration, Development and Production Activities (Unaudited), page F-24

Capitalized Costs Incurred, page F-24

11.	We have reviewed the change you made to the Capitalized Costs Incurred table in response to prior comment ten. Please note that we believe that the asset retirement and abandonment costs you have shown separately should be included in the type of costs identified by paragraph 21 of SFAS 69 as SFAS 69 makes no provision for another type of cost. Please revise your presentation accordingly.

Mr. H. Roger Schwall

June 21, 2006

Response:

We have revised the table set forth under “Capitalized Costs Incurred” to delete the separate accounts for “Accrued retirement and abandonment costs” and have revised the exploration and development costs accordingly.

S-1

General

12.	Provide updated disclosure in each amendment. For example, please include any updated information regarding the status of your application with the Nasdaq National Stock Market.

Response:

We have updated both amendments to the registration statements on Form S-1 to address your comments, as well as other changes that have been made since filing the registration statements on May 12, 2006, as applicable.

13.	Please limit your disclosure to only the disclosure required in the forepart of the registration statement. In this regard, please move the text that appears on page ii to the main body of the prospectus.

Response:

We have moved the text addressing “Where You Can Find More Information” into the main body of both prospectuses.

14.	We note that you omit information required by Regulation S-K, not all of which is related to information that may be omitted as specified by Rule 430A of Regulation C. For example, information is missing on the cover page, pages 8, 21, 23 and 79. Please revise to fill in such missing information throughout the document.

Response:

The referenced information was omitted from the earlier filings because the information was not available at that time, and the Company always anticipated filing a further amendment with the previously omitted information. Because of the volatility in the natural gas market, our underwriters have informed us that they are not prepared to establish a price range for our initial public offering or a per share offering price at this time. Once this information is available, we will file an amendment to this registration statement to provide the missing information, including the information that is missing on the pages you referenced.

Mr. H. Roger Schwall

June 21, 2006

Risk Factors, page 10

Risks Relating to Our Common Stock, page 17

15.	Include a risk factor that discloses the risk to the investment made by investors in the initial public offering that may result from significant sales of common stock following the effectiveness of the resale registration statement.

Response:

We have added the following Risk Factor to address the potential impact to the market price of the Company’s common stock following the initial public offering and the resales contemplated by the resale registration statement:

The market price of our common stock could be adversely affected by sales of substantial amounts of our common stock in the public markets.

If our existing stockholders sell a large number of shares, or if we issue a large number of shares of our common stock in connection with future acquisitions, equity financings or otherwise, the market price of our common stock could decline significantly. Moreover, the perception in the public market that our stockholders might sell shares of common stock, including the 10,250,000 shares that were sold in our private placement in the first quarter of 2006, could depress the market price of our common stock. After completion of this offering, we will have 37,720,887 shares of common stock issued and outstanding, including approximately 18,000,000 shares of our common stock held by our executive officers and directors which are or will be eligible for sale under Rule 144, subject to any applicable lock-up agreements, and stock options that have been or will be exercised in connection with this offering. All of the shares of the common stock sold in this offering will be freely tradable without restriction or further registration under the Securities Act by persons other than our “affiliates” (within the meaning of Rule 144 under the Securities Act) immediately upon completion of this offering. Additionally, we may file one or more registration statements with the Securities and Exchange Commission providing for the registration of up to approximately 4,400,000 shares of our common stock issued or reserved for issuance under our employee plans, all of which will be eligible for sale without further registration under the Securities Act.

Underwriting, page 79

IPO Pricing, page 81

16.	Please disclose the “other factors deemed relevant” that will be considered in the determination of the initial public offering price.

Response:

We have revised our disclosure to eliminate the reference to “other factors deemed relevant.” Please see page 85.

Lock-up Agreements, page 81

17.	In light of the prior resale registration statement filed on Form S-1, advise us of any agreements between the underwriters, the company and selling shareholders with respect to the timeframe

Mr. H. Roger Schwall

June 21, 2006

within which resale of the shares covered by the prior S-1 may be made. We may have further comment.

Response:

We have revised our disclosure as requested to discuss the time frame within which resale of the shares covered by the Company’s shelf registration statement on Form S-1 may be made. Please see pages 78 and 86.

18.	Indicate whether Banc of America Securities LLC intends to release any of the persons listed from their lock-up agreements prior to the end of the 180 day period.

Response:

We have been informed by Banc of America Securities LLC that they have no present intention to consent to the release of the lock-up restrictions prior to expiration of the 180-day period and have revised the “Underwriting” section accordingly. Please see page 86.

Finally, we note the guidance you provide in your letter regarding a request for acceleration and the other matters addressed in the closing paragraphs of your letter, and advise you that we will comply with those requirements at the appropriate time. In the meantime, please do not hesitate to call with any questions or additional comments regarding the amendments to either Form S-1 and this letter. If we can facilitate your review, particularly as it relates to accounting or reserve engineering matters, by arranging for the appropriate company personnel to contact the staff directly, we would be happy to do so. I can be reached at (713) 951-5800.

Very truly yours,

/s/ Dallas Parker

Dallas Parker

cc:	Mellissa Duru

Jennifer Goeken

Ronald Winfrey